Finance Expense (Income), Net (Details) - Schedule of Finance Expenses and Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance expenses
Fees and interest expense	$ 56	$ 67	$ 79
Loss from exchange rate differences, net	13		133
Issuance expenses (see note 10D)	2,126
Finance expenses, total	2,195	67	212
Finance income
Interest income from deposits	(474)	(532)	(320)
Income from exchange rate differences, net		(62)
Changes in fair value of finance instruments	(517)	(245)
Other	(1)	(71)
Finance income, total	$ (992)	$ (910)	$ (320)